Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Customer Deposits [Line Items]
Advances for real estate properties under development	$ 1,255,600,108	$ 1,021,782,194
Add: increase in revenue recognized in excess of amounts received from customers	18,940,748	6,346,284
Less: recognized as progress billings (see Note 4)	(1,210,089,345)	(920,965,080)
Total net balance	$ 64,451,511	$ 107,163,398
Minimum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	80.00%